Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2011

Collection Period Start	1-Mar-11	Distribution Date	15-Apr-11
Collection Period End	31-Mar-11	30/360 Days	30
Beg. of Interest Period	15-Mar-11	Actual/360 Days	31
End of Interest Period	15-Apr-11

SUMMARY
	Coupon Rate	Initial Balance	Beginning Balance	Ending Balance	Pool Factor
Total Portfolio		892,857,142.86	840,272,252.87	825,253,461.33	0.9242839
Total Securities		892,857,142.86	840,272,252.87	825,253,461.33	0.9242839
Class A-1 Notes	0.317300%	112,000,000.00	59,415,110.01	44,396,318.47	0.3963957
Class A-2 Notes	0.900000%	246,000,000.00	246,000,000.00	246,000,000.00	1.0000000
Class A-3 Notes	1.120000%	280,000,000.00	280,000,000.00	280,000,000.00	1.0000000
Class A-4 Notes	1.270000%	112,000,000.00	112,000,000.00	112,000,000.00	1.0000000
Certificates	0.000000%	142,857,142.86	142,857,142.86	142,857,142.86	1.0000000

	Principal Payment Due	Interest Payment	Principal per $1000 Face Amount	Interest per $1000 Face Amount
Class A-1 Notes	15,018,791.54	16,234.02	134.0963530	0.1449466
Class A-2 Notes	0.00	184,500.00	0.0000000	0.7500000
Class A-3 Notes	0.00	261,333.33	0.0000000	0.9333333
Class A-4 Notes	0.00	118,533.33	0.0000000	1.0583333
Certificates	0.00	0.00	0.0000000	0.0000000
Total Securities	15,018,791.54	580,600.68

I. COLLECTIONS

Lease Payments: ( Lease SUBI)
Monthly Principal				10,183,171.12
Monthly Interest				4,415,356.40
Total Monthly Payments				14,598,527.52

Interest Rate Cap Payments				0.00

Advances:
Aggregate Monthly Payment Advances				252,651.60
Aggregate Sales Proceeds Advance				536,768.63
Total Advances				789,420.23

Vehicle Disposition Proceeds:
Reallocation Payments				899,836.14
Repurchase Payments				0.00
Net Auction Proceeds				0.00
Recoveries				0.00
Net Liquidation Proceeds				3,677,222.76
Excess Wear and Tear and Excess Mileage				280.23
Remaining Payoffs				0.00
Net Insurance Proceeds				418,880.57
Residual Value Surplus				18,520.27
Total Collections				20,402,687.72

Vehicle Disposition Activity for the current month - Terminated and Sold (included in Vehicle Disposition Proceeds)	Reallocation Payments	Net Insurance Sales	Lease Payoffs	Count
Early Termination	510,036.00			23
Involuntary Repossession	233,991.14			11
Voluntary Repossession	122,412.00			8
Bankruptcy	33,397.00			1
Insurance Payoff		414,504.44		19
Customer Payoff			-	-
Grounding Dealer Payoff			3,205,708.49	134
Dealer Purchase			417,624.49	18
Total	899,836.14	414,504.44	3,623,332.98	214

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2011

II. COLLATERAL POOL BALANCE DATA
	Number	Book Amount	Discount Rate	Securitization Value
Pool Balance - Beginning of Period	38,883	903,075,235.80	6.00000%	840,272,252.87
Total Depreciation Received		(11,067,407.68)		(9,949,772.60)
Principal Amount of Gross Losses	(42)	(1,023,455.51)		(979,556.98)
Repurchase / Reallocation	0	0.00		0.00
Early Terminations	(4)	(93,091.41)		(86,666.83)
Scheduled Terminations	(180)	(4,232,704.70)		(4,002,795.13)
Pool Balance - End of Period	38,657	886,658,576.50	6.00000%	825,253,461.33

Remaining Pool Balance
Lease Payment				311,626,662.09
Residual Value				513,626,799.24
Total				825,253,461.33

III. DISTRIBUTIONS

Total Collections					20,402,687.72
Reserve Amounts Available for Distribution					0.00
Total Available for Distribution					20,402,687.72

1. Amounts due Indenture Trustee as Compensation or Indemnity					0.00
2. Reimbursement of Payment Advance					438,470.41
3. Reimbursement of Sales Proceeds Advance					295,157.60
4. Servicing Fee:
Servicing Fee Due					700,226.88
Servicing Fee Paid					700,226.88
Servicing Fee Shortfall					0.00
Total Trustee, Advances and Servicing Fee Paid					1,433,854.89

5. Interest:
Class A-1 Notes Monthly Interest
Class A-1 Notes Interest Carryover Shortfall					0.00
Class A-1 Notes Interest on Interest Carryover Shortfall					0.00
Class A-1 Notes Monthly Available Interest Distribution Amount					16,234.02

Class A-1 Notes Monthly Interest Paid					16,234.02
Chg in Class A-1 Notes Int. Carryover Shortfall					0.00

Class A-2 Notes Monthly Interest
Class A-2 Notes Interest Carryover Shortfall					0.00
Class A-2 Notes Interest on Interest Carryover Shortfall					0.00
Class A-2 Notes Monthly Available Interest Distribution Amount					184,500.00

Class A-2 Notes Monthly Interest Paid					184,500.00
Chg in Class A-2 Notes Int. Carryover Shortfall					0.00

Class A-3 Notes Monthly Interest
Class A-3 Notes Interest Carryover Shortfall					0.00
Class A-3 Notes Interest on Interest Carryover Shortfall					0.00
Class A-3 Notes Monthly Available Interest Distribution Amount					261,333.33

Class A-3 Notes Monthly Interest Paid					261,333.33
Chg in Class A-3 Notes Int. Carryover Shortfall					0.00

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2011

Class A-4 Monthly Interest
Class A-4 Notes Interest Carryover Shortfall	0.00
Class A-4 Notes Interest on Interest Carryover Shortfall	0.00
Class A-4 Notes Monthly Available Interest Distribution Amount	118,533.33

Class A-4 Notes Monthly Interest Paid	118,533.33
Chg in Class A-4 Notes Int. Carryover Shortfall	0.00

Certificate Monthly Interest
Certificate Interest Carryover Shortfall	0.00
Certificate Interest on Interest Carryover Shortfall	0.00
Certificate Monthly Available Interest Distribution Amount	0.00

Certificate Monthly Interest Paid	0.00
Chg in Certificate Int. Carryover Shortfall	0.00

Total Note and Certificate Monthly Interest
Total Note and Certificate Monthly Interest Due	580,600.68
Total Note and Certificate Monthly Interest Paid	580,600.68
Total Note and Certificate Interest Carryover Shortfall	0.00
Chg in Total Note and Certificate Int. Carryover Shortfall	0.00

Total Available for Principal Distribution	18,388,232.15

6. Total Monthly Principal Paid on the Notes
Total Monthly Principal Paid on the Class A Notes	15,018,791.54

Total Class A Noteholders' Principal Carryover Shortfall	0.00
Total Class A Noteholders' Principal Distributable Amount	15,018,791.54
Chg in Total Class A Noteholders' Principal Carryover Shortfall	0.00

7. Total Monthly Principal Paid on the Certificates	0.00

Total Certificateholders' Principal Carryover Shortfall	0.00
Total Certificateholders' Principal Distributable Amount	0.00
Chg in Total Certificateholders' Principal Carryover Shortfall	0.00

Remaining Available Collections	3,369,440.61

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2011

IV. RESERVE ACCOUNT

Initial Reserve Account Amount		4,464,285.71
Required Reserve Account Amount		13,392,857.14
Beginning Reserve Account Balance		13,392,857.14
Additional Cash Infusion		0.00
Reinvestment Income for the Period
Reserve Fund Available for Distribution		13,392,857.14
Reserve Fund Draw Amount		0.00
Deposit of Remaining Available Collections		3,369,440.61
Gross Reserve Account Balance		16,762,297.75
Remaining Available Collections Released to Seller		3,369,440.61
Total Ending Reserve Account Balance		13,392,857.14

V. POOL STATISTICS

Weighted Average Remaining Maturity		24.01
Monthly Prepayment Speed		64%
Lifetime Prepayment Speed		49%

	$	units
Recoveries of Defaulted and Casualty Receivables	809,242.24
Securitization Value of Defaulted Receivables and Casualty Receivables	979,556.98	42
Aggregate Defaulted and Casualty Gain (Loss)	(170,314.74)
Pool Balance at Beginning of Collection Period	840,272,252.87
Net Loss Ratio	-0.0203%

Cumulative Net Losses for all Periods	0.0765%	682,829.67

Delinquent Receivables:	Amount	Number
31-60 Days Delinquent	2,754,617.32	123
61-90 Days Delinquent	416,786.19	20
91-120+ Days Delinquent	66,431.66	3
Total Delinquent Receivables:	3,237,835.17	146
60+ Days Delinquencies as Percentage of Receivables	0.06%

Aggregate Sales Performance of Auctioned Vehicles	$	units
Sales Proceeds	510,036.00	23
Securitization Value	539,848.55
Aggregate Residual Gain (Loss)	(29,812.55)

Cumulative Sales Performance of Auctioned Vehicles	$	units
Cumulative Sales Proceeds	1,089,248.06	52
Cumulative Securitization Value	1,181,245.68
Cumulative Residual Gain (Loss)	(91,997.62)

VI. RECONCILIATION OF ADVANCES

Beginning Balance of Residual Advance		463,150.47
Reimbursement of Outstanding Advance		295,157.60
Additional Advances for current period		536,768.63
Ending Balance of Residual Advance		704,761.50

Beginning Balance of Payment Advance		806,315.25
Reimbursement of Outstanding Payment Advance		438,470.41
Additional Payment Advances for current period		252,651.60
Ending Balance of Payment Advance		620,496.44

Exhibit 99.1

NISSAN AUTO LEASE TRUST 2010-B
Monthly Servicer's Report
for the month of March 2011

VII. STATEMENTS TO NOTEHOLDERS

1. Has there been any material change in practices with respect to charge-
offs, collection and management of delinquent Leases, and the effect of any grace period, re-aging, re-structuring, partial payments or
other practices on delinquency and loss experience?	No

2. Have there been any material modifications, extensions or waivers to
Lease terms, fees, penalties or payments during the Collection Period?	No

3. Have there been any material breaches of representations, warranties
or covenants contained in the Leases?	No

4. Has there been any new issuance of notes or other securities backed by the
SUBI Assets?	No

5. Has there been any material additions, removals or substitutions of
SUBI Assets, or repurchases of SUBI Assets?	No

6. Has there been any material change in the underwriting, origination or acquisition
of Leases?	No